Note E - Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2013
Accumulated Other Comprehensive Loss [Abstract]
Accumulated Other Comprehensive Loss [Text Block]

Note E – Accumulated Other Comprehensive Loss

The reclassifications out of accumulated other comprehensive loss as reported in the Consolidated Statement of Income are:

Pension and other post retirement benefits:	2013	2012	2011
Recognized actuarial gain (loss) (a)	$10,282	$(3,922)	$(12,022)
Settlement loss (b)	2,756	1,940	1,987
Settlement loss (c)	1,413	995	1,023
Total before income tax	14,451	(987)	(9,012)
Income tax	(5,249)	312	3,282
Net of income tax	$9,202	$(675)	$(5,730)

(a) The recognized actuarial gain (loss) is included in the computation of net periodic benefit cost. See Note G for additional details.

(b) This portion of the settlement loss is included in Cost of products sold in the Consolidated Statements of Income.

(c) This portion of the settlement loss is included in Selling, general and administrative expenses in the Consolidated Statements of Income.

The components of accumulated other comprehensive loss as reported in the Consolidated Balance Sheets are:

	Currency Translation Adjustments	Pension and OPEB Adjustments	Accumulated Other Comprehensive Income (Loss)
Balance at January 1, 2011	$768	$(10,196)	$(9,428)
Current period charge	(886)	(9,012)	(9,898)
Income tax benefit	--	3,282	3,282
Balance at December 31, 2011	(118)	(15,926)	(16,044)
Current period credit (charge)	437	(987)	(550)
Income tax benefit	--	312	312
Balance at December 31, 2012	319	(16,601)	(16,282)
Current period (charge) credit	(1,381)	14,451	13,070
Income tax (charge)	--	(5,249)	(5,249)
Balance at December 31, 2013	$(1,062)	$(7,399)	$(8,461)